Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel Compensation
	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Salaries and other short-term employee benefits	$38,227	$38,684	$40,606	$1,446
Post-employment benefits	486	522	841	30
Share-based payments	9,366	6,264	4,472	159
	$48,079	$45,470	$45,919	$1,635